Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue
Revenue from Contracts with Customers									$ 15,561.4	$ 16,195.7	$ 15,424.9
Revenue, Performance Obligation
Fixed Performance Obligations	$ 1,497.9								1,497.9
Revenue Textuals
Revenue from Related Parties									0.0	0.0	0.0
Revenues	3,616.0	$ 4,315.0	$ 3,573.6	$ 4,056.8	$ 3,801.1	$ 4,333.1	$ 4,013.2	$ 4,048.3	15,561.4	16,195.7	15,424.9
2020 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	953.0								953.0
2021-2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	160.8								160.8
2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	160.6								160.6
After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	223.5								223.5
Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									11,851.9	12,327.8
Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									5,713.6	5,941.2
Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									3,308.2	3,435.1
Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									2,607.2	2,725.3
Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									222.9	226.2
Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									3,444.2	3,435.7
Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,062.4	1,316.2
Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									979.4	766.5
Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									57.3	50.8
Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,345.1	1,302.2
Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									316.7	453.0
Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									15,612.8	16,216.5
Alternative and Other [Member]
Revenue Textuals
Revenues									(51.4)	(20.8)
Alternative [Member]
Revenue Textuals
Revenues									(113.1)	(45.8)
Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									274.9	268.6	229.5
Revenue Textuals
Revenues									61.7	25.0
AEP Texas Inc. [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,551.6	1,493.0
Revenue, Performance Obligation
Fixed Performance Obligations	387.0								387.0
Current Assets
Affiliated Companies - Contracts with Customers	10.1				15.0				10.1	15.0
Revenue Textuals
Revenue from Related Parties									160.5	105.2	65.7
Revenues	391.3	489.3	438.0	390.7	402.0	433.4	388.3	371.6	1,709.3	1,595.3	1,538.4
AEP Texas Inc. [Member] | 2020 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	387.0								387.0
AEP Texas Inc. [Member] | 2021-2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
AEP Texas Inc. [Member] | 2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
AEP Texas Inc. [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
AEP Texas Inc. [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,142.3	1,151.0
AEP Texas Inc. [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									571.5	578.9
AEP Texas Inc. [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									411.5	414.7
AEP Texas Inc. [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									129.4	128.0
AEP Texas Inc. [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									29.9	29.4
AEP Texas Inc. [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									379.2	313.4
AEP Texas Inc. [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Texas Inc. [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									379.2	313.4
AEP Texas Inc. [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									30.1	28.6
AEP Texas Inc. [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									157.7	102.3
AEP Texas Inc. [Member] | Alternative [Member]
Revenue Textuals
Revenues									0.6	(1.3)
AEP Texas Inc. [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									2.9	3.8	2.4
Revenue Textuals
Revenues									157.1	103.6
AEP Transmission Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,042.1	832.0
Revenue, Performance Obligation
Fixed Performance Obligations	1,090.7								1,090.7
Current Assets
Affiliated Companies - Contracts with Customers	66.1				61.0				66.1	61.0
Revenue Textuals
Revenue from Related Parties									806.7	598.9	568.1
Revenues	251.3	259.7	266.9	243.5	189.9	194.4	200.1	191.7	1,021.4	776.1	706.9
AEP Transmission Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers	65.9				58.6				65.9	58.6
AEP Transmission Co [Member] | 2020 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	1,090.7								1,090.7
AEP Transmission Co [Member] | 2021-2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
AEP Transmission Co [Member] | 2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
AEP Transmission Co [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
AEP Transmission Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,025.5	816.9
AEP Transmission Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,025.5	816.9
Revenue Textuals
Revenue from Related Parties									782.0	646.0
AEP Transmission Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									16.6	15.1
AEP Transmission Co [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									(20.7)	(55.9)
AEP Transmission Co [Member] | Alternative [Member]
Revenue Textuals
Revenues									(20.7)	(55.9)
AEP Transmission Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.1	0.2	0.8
Revenue Textuals
Revenues									0.0	0.0
AEP Transmission Co [Member] | Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									214.6	177.0	138.0
Appalachian Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									2,911.1	2,993.2
Revenue, Performance Obligation
Fixed Performance Obligations	225.1								225.1
Current Assets
Affiliated Companies - Contracts with Customers	64.3				73.4				64.3	73.4
Revenue Textuals
Revenue from Related Parties									205.3	181.4	172.0
Revenues	720.6	755.5	655.8	792.8	718.1	762.0	667.0	820.4	2,924.7	2,967.5	2,934.2
Appalachian Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers	47.3				52.5				47.3	52.5
Appalachian Power Co [Member] | 2020 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	158.0								158.0
Appalachian Power Co [Member] | 2021-2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	32.3								32.3
Appalachian Power Co [Member] | 2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	23.2								23.2
Appalachian Power Co [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	11.6								11.6
Appalachian Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									2,494.2	2,604.8
Appalachian Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,266.9	1,342.7
Appalachian Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									559.9	580.4
Appalachian Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									592.2	604.3
Appalachian Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									75.2	77.4
Appalachian Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									355.1	333.1
Appalachian Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									251.5	250.4
Revenue Textuals
Revenue from Related Parties									129.0	134.0
Appalachian Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									103.6	82.7
Appalachian Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									61.8	55.3
Appalachian Power Co [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									13.6	(25.7)
Appalachian Power Co [Member] | Alternative [Member]
Revenue Textuals
Revenues									13.6	(23.8)
Appalachian Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									11.2	9.0	13.2
Revenue Textuals
Revenues									0.0	(1.9)
Indiana Michigan Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									2,308.1	2,381.0
Revenue, Performance Obligation
Fixed Performance Obligations	51.6								51.6
Current Assets
Affiliated Companies - Contracts with Customers	53.7				75.0				53.7	75.0
Revenue Textuals
Revenue from Related Parties									10.5	22.1	1.8
Revenues	538.2	611.1	543.1	614.3	574.5	629.7	589.7	576.8	2,306.7	2,370.7	2,121.2
Indiana Michigan Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers	37.1				35.3				37.1	35.3
Indiana Michigan Power Co [Member] | 2020 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	29.6								29.6
Indiana Michigan Power Co [Member] | 2021-2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	8.8								8.8
Indiana Michigan Power Co [Member] | 2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	8.8								8.8
Indiana Michigan Power Co [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	4.4								4.4
Indiana Michigan Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,782.2	1,787.8
Indiana Michigan Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									730.0	730.0
Indiana Michigan Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									494.2	485.0
Indiana Michigan Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									550.7	565.6
Indiana Michigan Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									7.3	7.2
Indiana Michigan Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									427.5	493.6
Indiana Michigan Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									402.4	470.5
Indiana Michigan Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									25.1	23.1
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									98.4	99.6
Indiana Michigan Power Co [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									(1.4)	(10.3)
Indiana Michigan Power Co [Member] | Alternative [Member]
Revenue Textuals
Revenues									(1.4)	(2.1)
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									10.7	12.6	14.3
Revenue Textuals
Revenue from Related Parties									73.0	70.0
Revenues									0.0	(8.2)
Ohio Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									2,748.8	3,079.9
Revenue, Performance Obligation
Fixed Performance Obligations	61.0								61.0
Current Assets
Affiliated Companies - Contracts with Customers	59.3				70.8				59.3	70.8
Revenue Textuals
Revenue from Related Parties									27.3	21.0	24.4
Revenues	643.6	710.6	606.6	836.8	745.4	778.3	748.8	790.9	2,797.6	3,063.4	2,883.9
Ohio Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers	33.9				46.1				33.9	46.1
Ohio Power Co [Member] | 2020 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	61.0								61.0
Ohio Power Co [Member] | 2021-2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
Ohio Power Co [Member] | 2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
Ohio Power Co [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
Ohio Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									2,553.5	2,845.3
Ohio Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,502.0	1,611.6
Ohio Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									738.5	835.6
Ohio Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									299.9	385.2
Ohio Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									13.1	12.9
Ohio Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									56.0	58.5
Ohio Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Ohio Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									56.0	58.5
Ohio Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									139.3	176.1
Ohio Power Co [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									48.8	(16.5)
Ohio Power Co [Member] | Alternative [Member]
Revenue Textuals
Revenues									31.7	(20.8)
Ohio Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									10.8	8.6	6.0
Revenue Textuals
Revenues									17.1	4.3
Public Service Co Of Oklahoma [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,512.8	1,536.4
Revenue, Performance Obligation
Fixed Performance Obligations	11.7								11.7
Current Assets
Affiliated Companies - Contracts with Customers	20.6				26.2				20.6	26.2
Revenue Textuals
Revenue from Related Parties									6.1	5.4	4.3
Revenues	307.9	493.0	348.1	332.8	330.8	481.4	398.3	336.8	1,481.8	1,547.3	1,427.2
Public Service Co Of Oklahoma [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers	9.7				12.4				9.7	12.4
Public Service Co Of Oklahoma [Member] | 2020 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	11.7								11.7
Public Service Co Of Oklahoma [Member] | 2021-2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
Public Service Co Of Oklahoma [Member] | 2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
Public Service Co Of Oklahoma [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
Public Service Co Of Oklahoma [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,423.8	1,440.8
Public Service Co Of Oklahoma [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									650.2	659.0
Public Service Co Of Oklahoma [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									388.5	394.2
Public Service Co Of Oklahoma [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									303.5	304.0
Public Service Co Of Oklahoma [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									81.6	83.6
Public Service Co Of Oklahoma [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									67.0	76.5
Public Service Co Of Oklahoma [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									39.5	36.3
Public Service Co Of Oklahoma [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									27.5	40.2
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									22.0	19.1
Public Service Co Of Oklahoma [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									(31.0)	10.9
Public Service Co Of Oklahoma [Member] | Alternative [Member]
Revenue Textuals
Revenues									(31.0)	10.9
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									6.1	4.3	5.4
Revenue Textuals
Revenues									0.0	0.0
Southwestern Electric Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,799.2	1,817.0
Revenue, Performance Obligation
Fixed Performance Obligations	30.4								30.4
Current Assets
Affiliated Companies - Contracts with Customers	34.5				28.8				34.5	28.8
Revenue Textuals
Revenue from Related Parties									36.9	35.1	25.9
Revenues	408.8	$ 545.5	$ 375.5	$ 421.1	410.1	$ 535.3	$ 457.1	$ 419.4	1,750.9	1,821.9	1,779.9
Southwestern Electric Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers	17.6				$ 16.3				17.6	16.3
Southwestern Electric Power Co [Member] | 2020 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	30.4								30.4
Southwestern Electric Power Co [Member] | 2021-2022 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
Southwestern Electric Power Co [Member] | 2023-2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	0.0								0.0
Southwestern Electric Power Co [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations	$ 0.0								0.0
Southwestern Electric Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,471.7	1,467.8
Southwestern Electric Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									638.6	641.6
Southwestern Electric Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									485.4	483.9
Southwestern Electric Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									338.7	333.7
Southwestern Electric Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									9.0	8.6
Southwestern Electric Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									301.4	325.2
Southwestern Electric Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									194.7	216.8
Southwestern Electric Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									106.7	108.4
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									26.1	24.0
Southwestern Electric Power Co [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									(48.3)	4.9
Southwestern Electric Power Co [Member] | Alternative [Member]
Revenue Textuals
Revenues									(48.3)	4.9
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1.4	1.6	1.9
Revenue Textuals
Revenues									0.0	0.0
Consolidation Eliminations [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0	0.0
Revenue Textuals
Revenue from Related Parties									(1,314.8)	(942.4)	(949.0)
Revenues									(1,314.8)	(942.4)	(949.0)
Consolidation Eliminations [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									(0.9)	0.0
Consolidation Eliminations [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Consolidation Eliminations [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Consolidation Eliminations [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									(0.9)	0.0
Consolidation Eliminations [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Consolidation Eliminations [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									(960.6)	(865.1)
Consolidation Eliminations [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	(7.3)
Consolidation Eliminations [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									(825.0)	(737.1)
Consolidation Eliminations [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Consolidation Eliminations [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									(135.6)	(120.7)
Consolidation Eliminations [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									(147.1)	(32.0)
Consolidation Eliminations [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									(1,108.6)	(897.1)
Consolidation Eliminations [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									(206.2)	(45.3)
Consolidation Eliminations [Member] | Alternative [Member]
Revenue Textuals
Revenues									(66.9)	52.7
Consolidation Eliminations [Member] | Other Revenues [Member]
Revenue Textuals
Revenue from Related Parties										98.0
Revenues									(139.3)	(98.0)
Consolidation Eliminations [Member] | AEP Transmission Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0	0.0
Revenue Textuals
Revenue from Related Parties									0.0	0.0	0.0
Revenues									0.0	0.0	0.0
Consolidation Eliminations [Member] | AEP Transmission Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0	0.0
Vertically Integrated Utilities [Member]
Revenue Textuals
Revenue from Related Parties									121.4	88.8	96.9
Revenues									9,367.1	9,645.5	9,192.0
Vertically Integrated Utilities [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									8,157.1	8,331.5
Vertically Integrated Utilities [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									3,643.7	3,751.8
Vertically Integrated Utilities [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									2,155.3	2,183.4
Vertically Integrated Utilities [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									2,179.0	2,212.8
Vertically Integrated Utilities [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									179.1	183.5
Vertically Integrated Utilities [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,099.7	1,182.0
Vertically Integrated Utilities [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									807.6	899.8
Vertically Integrated Utilities [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									292.1	282.2
Vertically Integrated Utilities [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Vertically Integrated Utilities [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Vertically Integrated Utilities [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									168.2	158.4
Vertically Integrated Utilities [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									9,425.0	9,671.9
Vertically Integrated Utilities [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									(57.9)	(26.4)
Vertically Integrated Utilities [Member] | Alternative [Member]
Revenue Textuals
Revenues									(57.9)	(15.9)
Vertically Integrated Utilities [Member] | Other Revenues [Member]
Revenue Textuals
Revenues									0.0	(10.5)
Transmission And Distribution Utilities [Member]
Revenue Textuals
Revenue from Related Parties									163.5	100.8	90.4
Revenues									4,482.5	4,653.1	4,419.3
Transmission And Distribution Utilities [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									3,695.7	3,996.3
Transmission And Distribution Utilities [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									2,069.9	2,189.4
Transmission And Distribution Utilities [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,152.9	1,251.7
Transmission And Distribution Utilities [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									429.1	512.5
Transmission And Distribution Utilities [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									43.8	42.7
Transmission And Distribution Utilities [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									435.1	372.1
Transmission And Distribution Utilities [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Transmission And Distribution Utilities [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									435.1	372.1
Transmission And Distribution Utilities [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Transmission And Distribution Utilities [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Transmission And Distribution Utilities [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									169.4	204.6
Transmission And Distribution Utilities [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									4,300.2	4,573.0
Transmission And Distribution Utilities [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									182.3	80.1
Transmission And Distribution Utilities [Member] | Alternative [Member]
Revenue Textuals
Revenues									32.3	(22.2)
Transmission And Distribution Utilities [Member] | Other Revenues [Member]
Revenue Textuals
Revenues									150.0	102.3
AEP Transmission Holdco [Member]
Revenue Textuals
Revenues									1,073.2	804.1
AEP Transmission Holdco [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Holdco [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Holdco [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Holdco [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Holdco [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Holdco [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,077.2	849.3
AEP Transmission Holdco [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Holdco [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,077.2	849.3
Revenue Textuals
Revenue from Related Parties									794.0	643.0
AEP Transmission Holdco [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Holdco [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
AEP Transmission Holdco [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									16.6	15.2
AEP Transmission Holdco [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,093.8	864.5
AEP Transmission Holdco [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									(20.6)	(60.4)
AEP Transmission Holdco [Member] | Alternative [Member]
Revenue Textuals
Revenues									(20.6)	(60.4)
AEP Transmission Holdco [Member] | Other Revenues [Member]
Revenue Textuals
Revenues									0.0	0.0
Generation and Marketing [Member]
Revenue Textuals
Revenue from Related Parties									135.8	122.2	103.7
Revenues									1,857.6	1,940.3	1,875.1
Generation and Marketing [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Generation and Marketing [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Generation and Marketing [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Generation and Marketing [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Generation and Marketing [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Generation and Marketing [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,792.8	1,897.4
Generation and Marketing [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									254.8	423.7
Generation and Marketing [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Generation and Marketing [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									57.3	50.8
Generation and Marketing [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,480.7	1,422.9
Revenue Textuals
Revenue from Related Parties									136.0	121.0
Generation and Marketing [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									4.9	20.6
Generation and Marketing [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									1,797.7	1,918.0
Generation and Marketing [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									59.9	22.3
Generation and Marketing [Member] | Alternative [Member]
Revenue Textuals
Revenues									0.0	0.0
Generation and Marketing [Member] | Other Revenues [Member]
Revenue Textuals
Revenues									59.9	22.3
Other Segments [Member]
Revenue Textuals
Revenue from Related Parties									81.1	75.1	69.7
Revenues									95.8	95.1	120.8
Other Segments [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Other Segments [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Other Segments [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Other Segments [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Other Segments [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Other Segments [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Other Segments [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Other Segments [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Other Segments [Member] | Renewable Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Other Segments [Member] | Retail, Trading and Marketing Revenue [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									0.0	0.0
Other Segments [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									104.7	86.2
Other Segments [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									104.7	86.2
Other Segments [Member] | Alternative and Other [Member]
Revenue Textuals
Revenues									(8.9)	8.9
Other Segments [Member] | Alternative [Member]
Revenue Textuals
Revenues									0.0	0.0
Other Segments [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers									14.7	20.0	$ 51.1
Revenue Textuals
Revenues									$ (8.9)	$ 8.9